Annual Total Returns[BarChart] - Managed Futures Strategy HV Fund - I	2014	2015	2016	2017	2018	2019	2020
Total	14.68%	2.48%	(13.07%)	(1.72%)	(14.44%)	1.81%	(0.65%)